CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Share Capital CNY (¥) shares		Share Capital USD ($) shares		Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated (Deficit)/Retained Earnings Cumulative-effect adjustment CNY (¥)	Accumulated (Deficit)/Retained Earnings CNY (¥)	Accumulated (Deficit)/Retained Earnings USD ($)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Other Comprehensive (Loss)/Income USD ($)	Total Shareholders' Equity Cumulative-effect adjustment CNY (¥)	Total Shareholders' Equity CNY (¥)	Total Shareholders' Equity USD ($)	Non-controlling Interests Cumulative-effect adjustment CNY (¥)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	Cumulative-effect adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Cumulative-effect adjustment upon of ASC606		¥ 7				¥ 1,403,608		¥ 64,945			¥ (15,933)		¥ (36,494)			¥ 1,416,133			¥ 3,325			¥ 1,419,458
Beginning Balance at Aug. 31, 2017		¥ 7				1,403,608		64,945			(15,933)		(36,494)			1,416,133			3,325			1,419,458
Beginning Balance, Shares at Aug. 31, 2017 | shares		117,250,000		117,250,000
Net income for the year											246,969					246,969			1,934			248,903
Acquisition of subsidiaries																			166,718			166,718
Stock issued upon follow on issues		¥ 2				1,151,700										1,151,702						1,151,702
Stock issued upon follow on issues (in shares) | shares		10,000,000		10,000,000
Foreign currency translation adjustment													112,264			112,264						112,264
Repurchase of ordinary shares	[1]					(114,554)										(114,554)						(114,554)
Share-based compensation						29,061										29,061						29,061
Disposal of a subsidiary																			(1,953)			(1,953)
Cumulative-effect adjustment upon of ASC606		¥ 9				2,469,815		64,945			231,036		75,770			2,841,575			170,024			3,011,599
Ending Balance at Aug. 31, 2018		¥ 9				2,469,815		64,945			231,036		75,770			2,841,575			170,024			3,011,599
Ending Balance, Shares at Aug. 31, 2018 | shares		127,250,000		127,250,000
Cumulative-effect adjustment upon of ASC606		¥ 9				2,469,815		64,945			231,036		75,770			2,841,575			170,024			3,011,599
Net income for the year											241,099					241,099			11,659			252,758
Acquisition of subsidiaries																			179,429			179,429
Foreign currency translation adjustment													3,185			3,185			62			3,247
Repurchase of ordinary shares	[1]					(417,149)										(417,149)						¥ (417,149)
Cancellation of treasury stock	[1]	¥ (1)				1
Cancellation of treasury stock (in shares) | shares		(6,679,183)	[1]	(6,679,183)	[1]																	6,679,183	6,679,183
Capital injection																			500			¥ 500
Share-based compensation						51,664										51,664						51,664
Issuance of ordinary shares upon vesting of shares option						858										858						¥ 858
Issuance of ordinary shares upon vesting of shares option (in shares) | shares		14,457		14,457																		14,457	14,457
Cumulative-effect adjustment upon of ASC606		¥ 8				2,105,189		64,945		¥ 204	472,339		78,955		¥ 204	2,721,436		¥ 158	361,832		¥ 362	¥ 3,011,599
Ending Balance at Aug. 31, 2019		¥ 8				2,105,189		64,945		204	472,339		78,955		204	2,721,436		158	361,832		362	¥ 3,083,268
Ending Balance, Shares at Aug. 31, 2019 | shares		120,585,274		120,585,274																		120,585,274	120,585,274
Cumulative-effect adjustment upon of ASC606		¥ 8				2,105,189		64,945		204	472,339		78,955		204	2,721,436		158	361,832		362	¥ 3,083,268
Net income for the year											161,005					161,005			3,169			164,174	$ 23,976
Acquisition of subsidiaries																			27,583			27,583
Foreign currency translation adjustment													106,416			106,416			(29)			106,387	$ 15,537
Repurchase of ordinary shares	[1]					(56,058)										(56,058)						¥ (56,058)
Cancellation of treasury stock (in shares) | shares		(569,732)	[1]	(569,732)	[1]																	569,732	569,732
Capital injection																			2,650			¥ 2,650
Share-based compensation						(10,631)										(10,631)						(10,631)
Provision for statutory reserves								622			(622)
Distribution of dividends to shareholder	[2]					(184,238)										(184,238)						(184,238)
Distribution of dividends to non-controlling shareholders																			(3,104)			(3,104)
Disposal of a subsidiary																			(5,650)			(5,650)
Cumulative-effect adjustment upon of ASC606		¥ 8		$ 1		1,854,262	$ 270,798	65,567	$ 9,575	¥ 204	632,722	$ 92,403	185,371	$ 27,072	¥ 204	2,737,930	$ 399,849	¥ 158	386,451	$ 56,438	¥ 362	3,124,381	$ 456,287
Ending Balance at Aug. 31, 2020		¥ 8		$ 1		1,854,262	270,798	65,567	9,575		632,722	92,403	185,371	27,072		2,737,930	399,849		386,451	56,438		¥ 3,124,381	$ 456,287
Ending Balance, Shares at Aug. 31, 2020 | shares		120,015,542		120,015,542																		119,488,962	119,488,962
Cumulative-effect adjustment upon of ASC606		¥ 8		$ 1		¥ 1,854,262	$ 270,798	¥ 65,567	$ 9,575		¥ 632,722	$ 92,403	¥ 185,371	$ 27,072		¥ 2,737,930	$ 399,849		¥ 386,451	$ 56,438		¥ 3,124,381	$ 456,287

[1]	Note*: The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. During the years ended August 31, 2018, 2019 and 2020, the Group repurchased a total of 1,207,465 , 5,471,718 and 1,096,312 shares from the market for a cash consideration of RMB 114,554, RMB 417,149 and RMB 56,058, respectively. Total of 6,679,183 and 569,732 shares have been cancelled by the Group during the years ended August 31, 2019 and 2020, respectively. As of August 31, 2020, the number of treasury stock is 526,580.
[2]	Note**: Board of directors (the "Board") has approved and declared a cash dividend of US$0.10 and US$0.12 per ordinary shares in September 2019 and July 2020, respectively. The total amount of cash dividends distributed is US$26,000 (equivalents to RMB 184,238). The cash dividend has been fully paid as of August 31, 2020.